Investments (Additional Information Of Trust Preferred Securities With Credit Rating Below Investment Grade) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Schedule of Investments [Line Items]
Available-for-sale Securities, Amortized Cost	$ 355,771,000		$ 370,315,000
Securities available-for-sale	352,660,000		377,122,000
Held-to-maturity, Amortized Cost	4,117,000		13,454,000
Securities held-to-maturity, Estimated Fair Value	5,335,000		13,861,000
P3 [Member]
Schedule of Investments [Line Items]
Other than temporary impairment losses	0		11,000,000
P4 [Member]
Schedule of Investments [Line Items]
Other than temporary impairment losses	0		565,000,000
Available-for-sale Securities [Member] | P1 [Member]
Schedule of Investments [Line Items]
Type	Pooled
Class	Mezz
Original Cost	827,000
Available-for-sale Securities, Amortized Cost	191,000
Securities available-for-sale	667,000
Difference	476,000	[1]
Lowest Credit Rating	Caa3
Number of issuers currently performing	7
Actual deferrals/defaults (as a % of original dollar)	19.50%
Expected deferrals/defaults (as a % of remaining of performing collateral)	21.00%	[2]
Excess Subordination as a Percentage of Current Performing Collateral	52.50%	[3]
Available-for-sale Securities [Member] | P2 [Member]
Schedule of Investments [Line Items]
Type	Pooled
Class	Mezz
Original Cost	2,535,000
Available-for-sale Securities, Amortized Cost	0
Securities available-for-sale	0
Difference	0	[1]
Lowest Credit Rating	Ca
Number of issuers currently performing	6
Actual deferrals/defaults (as a % of original dollar)	22.30%
Expected deferrals/defaults (as a % of remaining of performing collateral)	0.00%	[2]
Excess Subordination as a Percentage of Current Performing Collateral	0.00%	[3]
Available-for-sale Securities [Member] | P3 [Member]
Schedule of Investments [Line Items]
Type	Pooled	[4]
Class	Mezz	[4]
Original Cost	2,962,000	[4]
Available-for-sale Securities, Amortized Cost	1,419,000	[4]
Securities available-for-sale	645,000	[4]
Difference	(774,000)	[1],[4]
Lowest Credit Rating	Caa3	[4]
Number of issuers currently performing	22	[4]
Actual deferrals/defaults (as a % of original dollar)	24.10%	[4]
Expected deferrals/defaults (as a % of remaining of performing collateral)	8.20%	[2],[4]
Excess Subordination as a Percentage of Current Performing Collateral	18.10%	[3],[4]
Available-for-sale Securities [Member] | P4 [Member]
Schedule of Investments [Line Items]
Type	Pooled	[5]
Class	Mezz	[5]
Original Cost	4,060,000	[5]
Available-for-sale Securities, Amortized Cost	400,000	[5]
Securities available-for-sale	155,000	[5]
Difference	(245,000)	[1],[5]
Lowest Credit Rating	Ca	[5]
Number of issuers currently performing	9	[5]
Actual deferrals/defaults (as a % of original dollar)	19.20%	[5]
Expected deferrals/defaults (as a % of remaining of performing collateral)	7.10%	[2],[5]
Excess Subordination as a Percentage of Current Performing Collateral	23.70%	[3],[5]
Available-for-sale Securities [Member] | P5 [Member]
Schedule of Investments [Line Items]
Type	Pooled
Class	Mezz
Original Cost	6,228,000
Available-for-sale Securities, Amortized Cost	826,000
Securities available-for-sale	2,280,000
Difference	1,454,000	[1]
Lowest Credit Rating	Ca
Number of issuers currently performing	9
Actual deferrals/defaults (as a % of original dollar)	26.00%
Expected deferrals/defaults (as a % of remaining of performing collateral)	21.00%	[2]
Excess Subordination as a Percentage of Current Performing Collateral	34.30%	[3]
Available-for-sale Securities [Member] | S5 [Member]
Schedule of Investments [Line Items]
Type	Single
Original Cost	261,000
Available-for-sale Securities, Amortized Cost	235,000
Securities available-for-sale	305,000
Difference	70,000	[1]
Lowest Credit Rating	NR
Number of issuers currently performing	1
Held-to-maturity Securities [Member] | P6 [Member]
Schedule of Investments [Line Items]
Type	Pooled
Class	Mezz
Original Cost	1,599,000
Held-to-maturity, Amortized Cost	117,000
Securities held-to-maturity, Estimated Fair Value	1,334,000
Difference	1,217,000	[1]
Lowest Credit Rating	Caa3
Number of issuers currently performing	7
Actual deferrals/defaults (as a % of original dollar)	19.50%
Expected deferrals/defaults (as a % of remaining of performing collateral)	21.00%	[2]
Excess Subordination as a Percentage of Current Performing Collateral	52.50%	[3]
Held-to-maturity Securities [Member] | P7 [Member]
Schedule of Investments [Line Items]
Type	Pooled
Class	Mezz
Original Cost	3,367,000
Held-to-maturity, Amortized Cost	0
Securities held-to-maturity, Estimated Fair Value	0
Difference	0	[1]
Lowest Credit Rating	Ca
Number of issuers currently performing	6
Actual deferrals/defaults (as a % of original dollar)	22.30%
Expected deferrals/defaults (as a % of remaining of performing collateral)	0.00%	[2]
Excess Subordination as a Percentage of Current Performing Collateral	0.00%	[3]
Held-to-maturity Securities [Member] | S9 [Member]
Schedule of Investments [Line Items]
Type	Single
Original Cost	4,000,000
Held-to-maturity, Amortized Cost	4,000,000
Securities held-to-maturity, Estimated Fair Value	$ 4,000,000
Lowest Credit Rating	NR
Number of issuers currently performing	1

[1]	The differences noted consist of unrealized losses recorded at December 31, 2013 and noncredit other-than-temporary impairment losses recorded subsequent to April 1, 2009 that have not been reclassified as credit losses.
[2]	Performing collateral is defined as total collateral minus all collateral that has been called, is currently deferring, or currently in default. This model for this security assumes that all collateral that is currently deferring will default with a zero recovery rate. The underlying issuers can cure, thus this bond could recover at a higher percentage upon default than zero.
[3]	Excess subordination is defined as the additional defaults/deferrals necessary in the next reporting period to deplete the entire credit enhancement (excess interest and over-collateralization) beneath our tranche within each pool to the point that would cause a "break in yield." This amount assumes that all currently performing collateral continues to perform. A break in yield means that our security would not be expected to receive all the contractual cash flows (principal and interest) by maturity. The "percent of current performing collateral" is the ratio of the "excess subordination amount" to current performing collateral—a higher percent means there is more excess subordination to absorb additional defaults/deferrals, and the better our security is protected from loss.
[4]	ther-than-temporary impairment losses were recognized during the year ended December 31, 2013. Other-than-temporary impairment losses of $11,000 were recognized during the year ended December 31, 2012.
[5]	ther-than-temporary impairment losses were recognized during the year ended December 31, 2013. Other-than-temporary impairment losses of $565,000 were recognized during the year ended December 31, 2012.